Common shares - Summary of restricted stock awards (Details) - Restricted Stock [Member]			1 Months Ended					12 Months Ended
	Jul. 31, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares	Jan. 31, 2020 USD ($) shares	Dec. 31, 2018 USD ($) shares	Sep. 30, 2018 USD ($) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Number of shares, outstanding and non-vested (in shares)								3,359,887	1,925,441
Number of shares, granted (in shares)								510,420	1,885,633
Number of shares, vested (in shares)								(306,065)	(447,380)
Number of shares, forfeited (in shares)								(2,500)	(3,807)
Number of shares, outstanding and non-vested (in shares)				3,359,887			1,925,441		3,359,887
Weighted average grant date fair value, outstanding and non-vested (in USD per share) | $			$ 26.45					$ 30.05	$ 53.39
Weighted average grant date fair value, granted (in USD per share) | $								26.57	20.28
Weighted average grant date fair value, vested (in USD per share) | $								65.96	89.13
Weighted average grant date fair value, forfeited (in USD per share) | $								46.41	52.59
Weighted average grant date fair value, outstanding and non-vested (in USD per share) | $				$ 30.05			$ 53.39	26.45	$ 30.05
2013 Equity Incentive Plan [Member] | Employees [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Number of shares, granted (in shares)	230,170	112,750	469,680	1,103,248	198,141	500,245	997,380
Weighted average grant date fair value, granted (in USD per share) | $			$ 37
2013 Equity Incentive Plan [Member] | SSH Employees [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Number of shares, granted (in shares)		107,500					34,900
2013 Equity Incentive Plan [Member] | Employees and Directors [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Weighted average grant date fair value, granted (in USD per share) | $	$ 26.23	$ 24.93		$ 19.55	$ 19.75	$ 22.15		$ 33.90
2013 Equity Incentive Plan [Member] | Directors [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Number of shares, granted (in shares)				60,000	12,000	12,000	60,000	60,000
Share-Based Compensation Award, Tranche One1 [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Rights Percentage1				33.00%	33.00%		33.00%
Share-Based Compensation Award, Tranche One1 [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Rights Percentage1				33.00%	33.00%	33.00%	33.00%	33.00%
Share-Based Compensation Award, Tranche Two1 [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Rights Percentage1				33.00%	33.00%		33.00%
Share-Based Compensation Award, Tranche Two1 [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Rights Percentage1				33.00%	33.00%	33.00%	33.00%	33.00%
Share-Based Compensation Award, Tranche Three1 [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Rights Percentage1				33.00%	33.00%		33.00%
Share-Based Compensation Award, Tranche Three1 [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Rights Percentage1				33.00%	33.00%	33.00%	33.00%	33.00%